CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Jul. 31, 2023 CAD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2022 CAD ($) $ / shares shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2021 CAD ($) $ / shares shares
Expenses
Exploration and evaluation	$ 96,479		$ 514,132		$ 90,907
Assays and analysis	11,845		33,918		4,769
Drilling	0		22,455		0
Environmental	4,410		0		0
Geological	70,470		243,507		37,478
Helicopter and fuel	6,390		55,120		29,520
Property costs and assessments	1,646		2,584		3,752
Site activities	(10,700)		140,198		13,381
Socioeconomic	12,128		4,997		0
Technical data	0		1,000		0
Travel and accommodation	290		10,353		2,007
Expenses	190,577		219,243		163,261
Administrative fees	46,359		42,044		38,382
Insurance	23,968		22,963		29,989
IT Services	12,000		11,000		12,000
Legal, accounting and audit	51,818		33,569		44,718
Office and miscellaneous	23,920		75,310		10,299
Property investigation	0		0		0
Regulatory, trust and filing	32,512		34,357		27,873
Shareholder communications	0		0		0
Equity-settled share-based compensation	640,860		399,140		0
Operating expenses	(927,916)		(1,132,515)		(254,168)
Other items
Accretion expense - office lease	(4,376)		(5,326)		(1,456)
Amortization of Right-of-use asset	(9,895)		(9,895)		(2,474)
Gain on sale of royalty interest	0		0		191,654
Selling costs for royalty interest	0		0		(15,256)
Interest income	12,410		3,365		1,376
Interest expense	(1,107)		0		0
Foreign exchange gain (loss)	(315)		(695)		357
Other income	20,735	$ 20,735	150,000	$ 150,000	0
(Loss) and comprehensive (loss) before taxes for the year	(910,464)		(995,066)		(79,967)
Current income tax expenses	37		(2,779)		(36,452)
(Loss) and comprehensive (loss) for the year	$ (910,427)		$ (997,845)		$ (116,419)
Basic earning (loss) per common share | $ / shares	$ (0.02)		$ (0.03)		$ (0.00)
Diluted earning (loss) per common share | $ / shares	$ (0.02)		$ (0.03)		$ (0.00)
Weighted average number of common shares outstanding (note 5(c))
Basic | shares	43,216,196	43,216,196	37,163,954	37,163,954	26,873,243
Diluted | shares	43,216,196	43,216,196	37,163,954	37,163,954	26,873,243